BUSINESS COMBINATIONS (Details) - Bailiwick Services, LLC [Member] - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 19, 2024	Dec. 31, 2024	Mar. 31, 2025
BUSINESS COMBINATIONS [Abstract]
Percentage of membership interest	100.00%
Period of professional and managed services			30 years
Total purchase consideration	$ 124,926
Cash portion of the acquisition	126,200
Cash received	1,500
Consideration paid to seller based on adjustments		$ 200
Identified intangible asset	58,010
Goodwill	41,305
Goodwill expected to be deductible for tax purposes	44,400
Customer Relationships [Member]
BUSINESS COMBINATIONS [Abstract]
Identified intangible asset	49,300
Estimated useful lives			10 years
Trade Names [Member]
BUSINESS COMBINATIONS [Abstract]
Identified intangible asset	$ 8,700
Estimated useful lives			7 years